Intangible Assets and Goodwill - Additional Information (Details) - CAD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Goodwill impairment loss	$ 35,567,246	$ 44,096,585	$ 37,984,681
Discount rate on discounted cash flow		18.00%	18.00%
Accelerated depreciation for the year				$ 7,673,486
Impairment loss on property, plant and equipment (note 7)				14,211,673
Farmer Relationships
Disclosure Of Intangible Assets [Line Items]
Accelerated depreciation for the year				6,279,833
SugarLeaf
Disclosure Of Intangible Assets [Line Items]
Recoverable amount of cash generating unit	$ 7,500,000	$ 69,395,970			$ 69,395,970
Impairment loss on property, plant and equipment (note 7)				1,998,497
Impairment charges of right of use assets				142,345
Biodroga
Disclosure Of Intangible Assets [Line Items]
Impairment expense				$ 0	$ 3,467,000
Pre-tax discount rate on discounted cash flow				11.75%	14.25%
Terminal growth rate				2.50%	2.00%